GENERAL (Details Textual) - USD ($) $ in Thousands				12 Months Ended
		Oct. 02, 2017	Apr. 09, 2014	Dec. 31, 2016	Dec. 31, 2013	Dec. 31, 2017	Sep. 09, 2014	May 31, 2014	Oct. 14, 2013	Oct. 13, 2013
Business Acquisition [Line Items]
Issued and Outstanding Share Capital,Percentage		12.00%
Stock Issued During Period, Shares, Issued for Services		2,519,544
Deferred Tax Assets, Valuation Allowance, Current	[1]			$ 17,621		$ 9,229
Pointers South Africa [Member]
Business Acquisition [Line Items]
Percentage of share capital held, parent		88.00%
Issued and Outstanding Share Capital,Percentage		12.00%
Stock Issued During Period, Shares, Issued for Services		2,519,544
Equity Method Investment, Ownership Percentage		88.00%
Shagrir Group [Member]
Business Acquisition [Line Items]
Debt Instrument, Interest Rate Terms			7%
Pointer Brazil [Member]
Business Acquisition [Line Items]
Percentage of share capital held, parent										48.80%
Noncontrolling Interest, Ownership Percentage by Parent								100.00%
Percentage of share capital transferred									51.20%
Percentage of share capital after transfer					100.00%
Equity Method Investment, Ownership Percentage										48.80%
Pointer Argentina [Member]
Business Acquisition [Line Items]
Percentage of share capital held, parent				93.00%
Equity Method Investment, Ownership Percentage				93.00%
Pointer Mexico [Member]
Business Acquisition [Line Items]
Percentage of share capital held, parent				100.00%
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares				81,081,000
Percentage of share capital held, other				26.00%
Equity Method Investment, Ownership Percentage				100.00%
Global Telematics S.A. Proprietary Limited [Member]
Business Acquisition [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent							100.00%
Business Acquisition Fair Value Of Consideration Transferred							$ 8,500

[1]	The Company and its subsidiaries have provided valuation allowances in respect of deferred tax assets resulting from tax losses carryforward and other temporary differences for amounts that are more likely than not be realized in the foreseeable future.